Significant Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Sales Revenue, Net [Member]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The Company depends on two customers for majority of its revenues and the loss of, or a significant reduction in orders would significantly reduce the Company’s revenues and adversely impact the Company’s operating results. The Company’s sales to these two customers as a percentage of revenues are as follows:

	Year Ended December 31,
	2012	2013	2014

INX and its affiliates, not a related party since June 19,2013	34.2%	22.6%	19.6%
Customer A and its affiliates	11.7%	16.9%	18.1%

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The percentage of the Company’s accounts receivable accounted by customers, those representing more than 10% of total accounts receivable balance, is summarized as follows:

	December 31,
	2013	2014

INX and its affiliates, not a related party since June 19, 2013	24.1%	26.7%
Customer A and its affiliates	21.5%	21.9%